INVESTED PORTFOLIOS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

August 14, 2012

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	InvestEd Portfolios (Registrant)
File Nos. 811-10431 and 333-64172/CIK #1141323

On behalf of the Registrant, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information, contained in the Prospectus dated April 30, 2012, and as supplemented August 1, 2012, and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended. The purpose of this filing is to submit the data in XBRL format for the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-2227.

Very truly yours,

/s/Philip A. Shipp
Philip A. Shipp Assistant Secretary